INVESTMENTS IN AFFILIATED COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Opening balance, January 1, 2012	$ 75,996	$ 0
Equity in gains of affiliated	334
Purchase of additional shares	7,408
Exchange differences	806
Gain of control in an affiliated company (see Note 3(e))	(82,650)
Ending balance, December 31, 2012	$ 1,894	$ 0